Discontinued operation of HJX business (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net revenues:
Direct sales	$ 23,644,697	$ 18,942,436	$ 13,361,915
Distribution sales	4,800,328	1,347,851	3,116,540
Cost of revenues:
Direct sales	(6,648,933)	(5,244,490)	(2,352,556)
Distribution sales	(1,559,922)	(827,495)	(2,877,620)
Gross profit	20,236,170	14,218,302	11,248,279	$ 11,248,279
Operating expenses:
Other selling and marketing expenses	(11,913,375)	(10,114,870)	(7,037,783)
General and administrative expenses	(7,551,677)	(9,759,145)	(14,153,048)
Total operating expenses	(17,328,789)	(18,400,960)	(13,607,198)
Income from discontinued operations before income taxes	(1,236,984)	(3,474,506)	(6,909,067)
Income from discontinued operations	(1,236,984)	(3,474,506)	(6,909,067)
HJX business [Member]
Net revenues:
Direct sales	639	195,589	471,293
Distribution sales	55,807	1,771,829	7,578,128
Total net revenues	56,446	1,967,418	8,049,421
Cost of revenues:
Direct sales	(3,939)	(185,664)	(375,834)
Distribution sales	(326,097)	(2,187,001)	(6,366,283)
Total cost of revenues	(330,036)	(2,372,665)	(6,742,117)
Gross profit	(273,590)	(405,247)	1,307,304
Operating expenses:
Other selling and marketing expenses	(189,269)	(1,922,342)	(5,932,307)
General and administrative expenses	(774,125)	(1,146,917)	(2,284,064)
Total operating expenses	(963,394)	(3,069,259)	(8,216,371)
Income from discontinued operations before income taxes	(1,236,984)	(3,474,506)	(6,909,067)
Income tax expense	0	0	0
Income from discontinued operations	$ (1,236,984)	$ (3,474,506)	$ (6,909,067)